Provision for Reclamation Liabilities	12 Months Ended
Dec. 31, 2022
Provision for Reclamation Liabilities [Abstract]
Provision for reclamation liabilities
11.	Provision for reclamation liabilities

($000s)	December 31, 2022	December 31, 2021
Beginning of the period	8,442	6,164
Disbursements	(4,519)	(3,320)
Environmental rehabilitation expense	6,851	5,515
Accretion	72	83
End of the period	10,846	8,442

Provision for reclamation liabilities – current	4,343	3,680
Provision for reclamation liabilities – long-term	6,503	4,762
	10,846	8,442

The estimate of the provision for reclamation obligations, as at December 31, 2022, was calculated using the estimated discounted cash flows of future reclamation costs of $10.8 million (December 31, 2021 - $8.4 million) and the expected timing of cash flow payments required to settle the obligations between 2022 and 2026. As at December 31, 2022, the undiscounted future cash outflows are estimated at $11.5 million (December 31, 2021 - $8.6 million) primarily over the next three years. The nominal discount rate used to calculate the present value of the reclamation obligations was 4.07% at December 31, 2022 (0.9% - December 31, 2021). For the year ended December 31, 2022, reclamation disbursements amounted to $4.5 million (2021 - $3.3 million).

In 2021, the Company updated the closure plan for the Johnny Mountain mine site and charged an additional $5.4 million of rehabilitation expenses to the consolidated statements of operations and comprehensive income (loss). In 2022, the Company updated the closure plan for the Johnny Mountain mine site and charged an additional $6.6 million of rehabilitation expenses to the consolidated statements of operations and comprehensive income (loss). Expenditures include the estimated costs for the closure of all adits and vent raises, removal of the mill and buildings, treatment of landfills and surface water management as well as ongoing logistics, freight and fuel costs.

In 2022, the Company placed $5.4 million on deposit as security for the reclamation obligations at KSM. As at December 31, 2022, the Company has placed a total of $20.6 million (December 31, 2021 - $15.2 million) on deposit with financial institutions or with government regulators that are pledged as security against reclamation liabilities. The deposits are recorded on the consolidated statements of financial position as reclamation deposit. As at December 31, 2022, the Company had $7.9 million (December 31, 2021, $3.0 million) of uncollateralized surety bond, issued pursuant to arrangements with an insurance company, in support of environmental closure costs obligations related to the KSM project.